UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21992

TENNENBAUM OPPORTUNITIES PARTNERS V, LP

(Exact Name of Registrant as Specified in Charter)

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Address of Principal Executive Offices) (Zip Code)

ELIZABETH GREENWOOD, SECRETARY

TENNENBAUM OPPORTUNITIES PARTNERS V, LP

2951 28TH STREET, SUITE 1000

SANTA MONICA, CALIFORNIA 90405

(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (310) 566-1000

Copies to:

RICHARD T. PRINS, ESQ.

SKADDEN, ARPS, SLATE, MEAGHER & FLOM LLP

FOUR TIMES SQUARE

NEW YORK, NEW YORK 10036

Date of fiscal year end: DECEMBER 31

Date of reporting period: JULY 1, 2011 - JUNE 30, 2012

ITEM 1. PROXY VOTING RECORD.

Issuer Name:	Doral Financial Corp.
Ticker:	DRL
CUSIP:	25811P886
Meeting Date:	June 13, 2012	Meeting Type:	Annual

					Mgmt	Vote
	Proposal			Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Dennis G. Buchert			Issuer	For	For
	James E. Gilleran			Issuer	For	For
	Douglas L. Jacobs			Issuer	For	For
	David E. King			Issuer	For	For
	Gerard L. Smith			Issuer	For	For
	Glen R. Wakeman			Issuer	For	For

2	Ratification of Appointment of PricewaterhouseCoopers LLP as Independent Registered Public Accounting Firm for 2012:			Issuer	For	For

3	Advisory Vote on the Compensation of Our:
	Named Executive Officers			Issuer	For	For

Issuer Name:	Hawaiian Telcom Holdco, Inc.
Ticker:	HCOM
CUSIP:	420031-106
Meeting Date:	May 11, 2012	Meeting Type:	Annual

					Mgmt	Vote
	Proposal			Proposed By	Rec	Cast

1	Elect the following seven directors for a year term:

	Richard A. Jalkut			Issuer	For	For
	Kurt M. Cellar			Issuer	For	For
	Walter A. Dods, Jr.			Issuer	For	For
	Warren H. Haruki			Issuer	For	For
	Steven C. Oldham			Issuer	For	For
	Bernard R. Phillips III			Issuer	For	For
	Eric K. Yeaman			Issuer	For	For

4	To ratify the appointment of Deloitte & Touche LLP as the Company’s independent registered public accounting firm for 2012:

				Issuer	For	For

Issuer Name: Online Resources Corp
Ticker:	ORCC
CUSIP:	68273G-101
Meeting Date:	June 13, 2012	Meeting Type:	Annual

					Mgmt	Vote
	Proposal			Proposed By	Rec	Cast

1	Elect the following nominees to the Class III Directors of the Company

	John C. Dorman			Issuer	For	For
	Edward D. Horowitz			Issuer	For	For
	Bruce A. Jaffe			Issuer	For	For

2	To ratify KPMG LLP as independent auditors for the year ending December 31, 201			Issuer	For	For

3	Advisory vote to approve named executive officer Compensation			Issuer	For	For

4	Amendment to the Company’s amended and restated 2005 restricted stock and option plan to increase the maximum number of authorized shares reserved under and subject to the plan			Issuer	For	For

Issuer Name: Tropicana Entertainment, Inc.
Ticker:
CUSIP:	89708X204
Meeting Date:	May 16, 2012	Meeting Type:	Annual

					Mgmt	Vote
	Proposal			Proposed By	Rec	Cast

1	Elect the following seven directors for a year term

	Daniel A. Cassella			Issuer	For	For
	Hunter C. Gary			Issuer	For	For
	Carl C. Icahn			Issuer	For	For
	James L. Nelson			Issuer	For	For
	Daniel A. Ninivaggi			Issuer	For	For
	Daniel H. Scott			Issuer	For	For
	Anthony P. Rodio			Issuer	For	For

2	To ratify the appointment of Grant Thornton LLP as independent registered public accounting firm for the fiscal year ending December 31, 2012			Issuer	For	For

3	Advisory resolution to approve executive compensation			Issuer	For	For

Issuer Name: DeepOcean Group Holding AS
Ticker:
CUSIP:
Meeting Date:	August 31, 2011	Meeting Type: Extraordinary

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Opening of shareholder meeting and registration of attending shareholders	Issuer	For	For

2	Appointment of a chairman of the shareholders meeting And a person to cosign the minutes together with chairman	Issuer	For	For

3	Approval of the notice to the meeting and the agenda	Issuer	For	For

4	Approval of board compensation in accordance with The proposal from the board of directors included in the notice for the EGM	Issuer	For	For

Issuer Name: DeepOcean Group Holding AS
Ticker:
CUSIP:
Meeting Date:	February 3, 2012	Meeting Type: Extraordinary

			Mgmt	Vote
	Proposal	Proposed By	Rec	Cast

1	Opening of shareholder meeting and registration of attending shareholders	Issuer	For	For

2	Appointment of a chairman of the shareholders meeting
	And a person to cosign the minutes together with chairman	Issuer	For	For

3	Approval of the notice to the meeting and the agenda	Issuer	For	For

4	Election of new board member

	Jo Curin	Issuer	For	For

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tennenbaum Opportunities Partners V, LP

By: /s/ Elizabeth Greenwood

----------------------------------

Name: Elizabeth Greenwood

Title: Secretary and Chief Compliance Officer

Date: August 27, 2012